CONVERTIBLE SUBORDINATED NOTES (Schedule Convertible Notes Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Notes Series A [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 10,859
Convertible Subordinated Notes Series A [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Principal payment amount	1,155
Convertible Subordinated Notes Series A [Member] | July 2014 [Member]
Debt Instrument [Line Items]
Principal payment amount	9,704
Convertible Subordinated Notes Series A [Member] | December 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount
Convertible Subordinated Notes Series B [Member]
Debt Instrument [Line Items]
Principal payment amount	4,431
Convertible Subordinated Notes Series B [Member] | March 2013 [Member]
Debt Instrument [Line Items]
Principal payment amount	150
Convertible Subordinated Notes Series B [Member] | July 2014 [Member]
Debt Instrument [Line Items]
Principal payment amount	204
Convertible Subordinated Notes Series B [Member] | December 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 4,077